UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Global stocks rose for the third year in a row, advancing amid healthy corporate earnings, resurgent M&A activity and massive central bank stimulus measures. Defensive stocks generally outpaced cyclical sectors as shares of utilities and health care companies posted double-digit gains. Late in the year, sharply falling oil prices hurt energy stocks and the economies of oil-producing nations. The U.S. dollar posted strong gains, rising against the euro, the yen and most other currencies. Despite the gains, volatility was high during certain periods. In October, for example, the Chicago Board Options Exchange Market Volatility Index spiked to its highest level since June 2012, when the sovereign debt crisis in Europe was at its height, while Russia-Ukraine tensions and a selloff in U.S. biotech stocks caused volatility to spike early in the year. Geopolitics, too, were a major driver of volatility this year. Hurt by unusually harsh winter weather, the U.S. economy began 2014 on shaky ground with a surprise 2.1% contraction in first-quarter gross domestic product (“GDP”). But economic activity picked up as the year wore on: GDP growth for the second and third quarters was 4.6% and 5.0%, respectively — the fastest six-month pace in more than a decade. European Central Bank President Mario Draghi vowed to sharply increase the bank’s balance sheet to as high as €3 trillion or more in the coming months in an effort to spur lending activity and jump-start the economy. European stocks and bonds rallied on the aggressive stimulus plans, which were opposed by German leaders, but nonetheless widely supported elsewhere in the eurozone. The yen depreciated sharply in the second half of the year as the Japanese economy continued to struggle in the wake of April’s sales tax increase. Weak economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by 2015, prompting Japanese Prime Minister Shinzō Abe to call a snap election for December and postpone a planned sales tax hike by 18 months. The Bank of Japan surprised observers in late October by announcing it would significantly expand its quantitative easing program.

For the 12 month period ended December 31, 2014, the Great-West International Index Fund (Initial Class shares) returned -6.19% net of fees. The MSCI EAFE® Index returned -4.90% on a total return basis, lagging behind the U.S. market when compared to the S&P 500® Index with a total return of 13.69%. International markets were bolstered by central bank stimulus in the Euro area and Japan. On a local basis Denmark (20.7%) and Belgium (18.6%) were the best performers, while Japan rose 9.5%. Germany (2.1%) and France (2.6%) both underperformed, while the worst performers were Portugal (-29.47%) and Austria (-20.0%).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	MSCI EAFE Index
	10,000.00	10,000.00
2011*	8,523.00	8,731.00
2012	10,050.32	10,243.21
2013	12,174.35	12,576.41
2014	11,421.17	11,959.95

*For the period from January 13, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Initial Class	-6.19%	3. 38%

*Since inception on January 13, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Financial	25.21%
Consumer, Non-cyclical	23.11
Consumer, Cyclical	12.25
Industrial	11.28
Communications	7.44
Basic Materials	6.59
Energy	5.53
Utilities	3.81
Technology	2.45
Diversified	0.60
Short Term Investments	1.73
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$897.14	$3.32

Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 6.54%
16,425	Air Liquide SA (a)	$2,032,430
7,000	Air Water Inc (a)	110,876
11,501	Akzo Nobel NV (a)	795,757
116,097	Alumina Ltd (a)(b)	167,725
66,423	Anglo American PLC (a)	1,228,612
20,355	Antofagasta PLC (a)	237,019
48,695	ArcelorMittal (a)	533,499
3,133	Arkema SA (a)	207,207
60,000	Asahi Kasei Corp (a)	547,346
43,852	BASF SE (a)(b)	3,678,356
153,329	BHP Billiton Ltd (a)	3,625,102
100,699	BHP Billiton PLC (a)	2,157,342
12,912	Boliden AB (a)	206,396
7,264	Brenntag AG (a)	406,132
6,358	Croda International PLC (a)	262,325
14,000	Daicel Corp (a)	163,527
362	EMS-Chemie Holding AG (a)	146,546
72,016	Fortescue Metals Group Ltd (a)(c)	158,121
10,560	Fresnillo PLC (a)	125,423
3,553	Fuchs Petrolub SE (a)	141,513
449	Givaudan SA (a)	805,442
506,315	Glencore PLC (a)	2,336,677
5,700	Hitachi Chemical Co Ltd (a)(b)	100,701
10,000	Hitachi Metals Ltd (a)	169,909
19,113	Iluka Resources Ltd (a)	91,791
84,669	Incitec Pivot Ltd (a)	219,015
22,449	Israel Chemicals Ltd (a)	161,525
23,500	JFE Holdings Inc (a)	524,071
9,665	Johnson Matthey PLC (a)	508,334
8,900	JSR Corp (a)	152,762
8,025	K+S AG (a)	221,452
16,000	Kaneka Corp (a)	85,731
12,000	Kansai Paint Co Ltd (a)	185,904
143,000	Kobe Steel Ltd (a)	246,317
8,129	Koninklijke DSM NV (a)	495,813
16,200	Kuraray Co Ltd (a)	184,061
4,136	LANXESS AG (a)	191,548
8,847	Linde AG (a)	1,629,643
2,459	Lonza Group AG (a)	276,863
64,000	Mitsubishi Chemical Holdings Corp (a)	310,432
20,000	Mitsubishi Gas Chemical Co Inc (a)	100,378
50,000	Mitsubishi Materials Corp (a)	165,871
42,000	Mitsui Chemicals Inc (a)	118,960
38,321	Newcrest Mining Ltd (a)(b)	337,184
7,000	Nippon Paint Holdings Co Ltd (a)	202,846
360,740	Nippon Steel & Sumitomo Metal Corp (a)	894,864
7,500	Nitto Denko Corp (a)	419,066
66,464	Norsk Hydro ASA (a)	374,394
11,285	Novozymes A/S Class B (a)	475,026
3,717	OCI (a)(b)(c)	129,240
40,000	Oji Holdings Corp (a)	143,116
17,553	Orica Ltd (a)	268,975
4,081	Randgold Resources Ltd (a)	276,997
20,689	Rio Tinto Ltd (a)	969,919
60,709	Rio Tinto PLC (a)	2,798,045
19,500	Shin-Etsu Chemical Co Ltd (a)(d)	1,269,445
2,782	Solvay SA (a)	376,447

Shares		Fair Value

Basic Materials — (continued)
26,558	Stora Enso OYJ Class R (a)	$237,455
69,000	Sumitomo Chemical Co Ltd (a)	271,634
26,000	Sumitomo Metal Mining Co Ltd (a)	387,787
5,781	Symrise AG (a)	348,278
4,424	Syngenta AG (a)	1,423,013
8,000	Taiyo Nippon Sanso Corp (a)(b)(c)	88,069
50,000	Teijin Ltd (a)	132,895
21,381	ThyssenKrupp AG (a)(b)	544,657
25,023	UPM-Kymmene OYJ (a)	410,082
5,378	Voestalpine AG (a)	212,502
1,300	Yamato Kogyo Co Ltd (a)	36,359
8,893	Yara International ASA (a)	396,027

		39,638,776

Communications — 7.38%
132,603	Alcatel-Lucent (a)(b)	474,352
4,046	Altice SA (b)	319,505
2,152	Axel Springer SE (a)	129,798
7,099	Belgacom SA (a)	257,577
91,473	Bezeq The Israeli Telecommunication Corp Ltd (a)	162,256
50,237	British Sky Broadcasting Group PLC (a)	700,735
388,248	BT Group PLC (a)	2,414,331
10,700	Dentsu Inc (a)	449,843
151,433	Deutsche Telekom AG (a)	2,422,986
6,755	Elisa OYJ (a)	184,378
7,915	Eutelsat Communications SA (a)	255,969
10,600	Hakuhodo DY Holdings Inc (a)(b)	101,441
600	Hikari Tsushin Inc (a)	36,495
123,900	HKT Trust & HKT Ltd	161,373
1,219	Iliad SA	293,093
20,866	Inmarsat PLC (a)	258,566
186,781	ITV PLC (a)	622,760
3,579	JCDecaux SA (a)	123,228
1,003	Kabel Deutschland Holding AG (a)(b)	135,926
6,200	Kakaku.com Inc (a)(b)	88,702
27,800	KDDI Corp (a)(d)	1,746,509
150,975	Koninklijke KPN NV (a)	476,682
5,838	Lagardere SCA (a)	152,033
10,100	M3 Inc (a)(b)	168,993
3,146	Millicom International Cellular SA (a)	233,103
1,600	Mixi Inc (a)	58,992
2,498	NICE-Systems Ltd (a)	126,332
17,800	Nippon Telegraph & Telephone Corp (a)	909,271
178,238	Nokia OYJ (a)(b)	1,409,654
72,600	NTT DOCOMO Inc (a)	1,057,278
4,671	Numericable-SFR (b)	231,399
88,286	Orange SA (a)	1,501,459
194,000	PCCW Ltd (a)	132,093
39,811	Pearson PLC (a)	734,618
10,294	ProSiebenSat.1 Media AG (a)	430,119
8,814	Publicis Groupe SA (a)	632,101
37,600	Rakuten Inc (a)(b)	522,859
33,154	Reed Elsevier NV (a)	791,740
55,673	Reed Elsevier PLC (a)	950,142

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Communications — (continued)
1,831	RTL Group SA (a)	$174,597
10,840	SBI Holdings Inc (a)	118,434
16,538	Seek Ltd (a)	230,608
14,340	SES SA	515,620
75,000	Singapore Press Holdings Ltd (a)(b)	238,085
379,000	Singapore Telecommunications Ltd (a)	1,112,481
45,800	SoftBank Corp (a)(d)	2,726,167
93,739	Spark New Zealand Ltd (a)	227,238
27,000	StarHub Ltd (a)	84,358
1,102	Swisscom AG (a)	578,261
39,330	TDC A/S (a)	299,966
15,869	Tele2 AB Class B (a)	192,296
305,605	Telecom Italia RNC (a)	255,500
476,787	Telecom Italia SpA (a)(b)(c)	508,489
144,989	Telefonaktiebolaget LM Ericsson Class B (a)	1,755,542
31,222	Telefonica Deutschland Holding AG (a)	165,472
201,043	Telefonica SA (a)	2,886,487
2,290	Telenet Group Holding NV (a)(b)	128,510
35,573	Telenor ASA (a)	719,592
112,825	TeliaSonera AB (a)	725,393
206,831	Telstra Corp Ltd (a)	1,004,129
15,626	TPG Telecom Ltd (a)	85,478
4,600	Trend Micro Inc (a)(b)(c)	127,113
6,301	United Internet AG (a)	283,829
57,767	Vivendi SA (a)	1,437,855
1,265,604	Vodafone Group PLC (a)	4,338,319
14,924	Wolters Kluwer NV (a)(b)	455,410
62,678	WPP PLC (a)	1,302,214
69,200	Yahoo Japan Corp (a)(c)	248,008

		44,784,142

Consumer, Cyclical — 11.84%
1,500	ABC-Mart Inc (a)	72,582
8,480	Accor SA (a)	381,185
10,168	Adidas AG (a)(b)	706,124
29,600	Aeon Co Ltd (a)(c)	297,465
9,000	Aisin Seiki Co Ltd (a)	323,356
56,000	ANA Holdings Inc (a)	138,467
8,300	Asics Corp (a)	199,825
8,700	Bandai Namco Holdings Inc (a)	184,190
15,773	Bayerische Motoren Werke AG (a)	1,702,199
30,900	Bridgestone Corp (a)	1,071,672
20,950	Burberry Group PLC (a)	531,214
8,873	Carnival PLC (a)	400,907
59,000	Cathay Pacific Airways Ltd	128,581
2,603	Christian Dior SA (a)	445,474
24,891	Cie Financiere Richemont SA (a)	2,206,802
8,842	Cie Generale des Etablissements Michelin (a)	798,140
11,700	Citizen Holdings Co Ltd (a)	90,025
20,000	City Developments Ltd (a)	154,301
79,823	Compass Group PLC (a)	1,363,169
5,228	Continental AG (a)	1,102,707
18,854	Crown Resorts Ltd (a)	193,902
8,700	Daihatsu Motor Co Ltd (a)(c)	113,629
45,974	Daimler AG (a)	3,818,337

Shares		Fair Value

Consumer, Cyclical — (continued)
29,100	Daiwa House Industry Co Ltd (a)	$549,735
23,100	Denso Corp (a)	1,076,641
11,188	Deutsche Lufthansa AG (a)	185,396
48,853	Dixons Carphone PLC (b)	352,007
3,000	Don Quijote Holdings Co Ltd (a)	206,241
7,588	Easy Jet PLC (a)(b)	196,253
11,372	Electrolux AB Class B (a)	332,281
2,500	FamilyMart Co Ltd (a)	94,160
2,500	Fast Retailing Co Ltd (a)	909,738
41,261	Fiat Chrysler Automobiles NV (a)(b)	477,823
2,598	Flight Centre Travel Group Ltd (a)	68,772
27,900	Fuji Heavy Industries Ltd (a)	987,269
113,000	Galaxy Entertainment Group Ltd (a)	627,909
284,000	Genting Singapore PLC (a)	230,265
80,988	GKN PLC (a)	430,954
30,758	Harvey Norman Holdings Ltd (a)(b)	83,956
45,245	Hennes & Mauritz AB Class B (a)	1,879,704
1,302	Hermes International (a)	463,621
13,200	Hino Motors Ltd (a)	173,756
3,200	Hitachi High-Technologies Corp (a)	91,925
77,700	Honda Motor Co Ltd (a)(d)	2,279,585
1,964	Hugo Boss AG (a)(b)	240,260
7,856	Iida Group Holdings Co Ltd (a)(b)	95,698
51,932	Inditex SA (a)	1,481,385
11,117	InterContinental Hotels Group PLC (a)	447,136
50,486	International Consolidated Airlines Group SA (a)(b)	376,085
17,400	Isetan Mitsukoshi Holdings Ltd (a)	215,311
28,500	Isuzu Motors Ltd (a)	347,139
73,100	ITOCHU Corp (a)	780,350
11,000	J Front Retailing Co Ltd (a)	127,402
6,200	Japan Airlines Co Ltd (a)	183,824
5,000	Jardine Cycle & Carriage Ltd (a)	160,188
9,100	JTEKT Corp (a)	153,151
3,683	Kering (a)	707,766
111,878	Kingfisher PLC (a)	591,230
5,100	Koito Manufacturing Co Ltd (a)	156,018
3,300	Lawson Inc (a)	199,413
282,000	Li & Fung Ltd	264,012
8,223	Luxottica Group SpA (a)	450,777
13,314	LVMH Moet Hennessy Louis Vuitton SA (a)	2,108,966
79,932	Marks & Spencer Group PLC (a)	591,726
81,000	Marubeni Corp (a)	484,654
12,800	Marui Group Co Ltd (a)	115,452
25,500	Mazda Motor Corp (a)	612,397
2,700	McDonald’s Holdings Co Japan Ltd (a)(c)	59,097
26,648	Merlin Entertainments PLC (a)	164,475
40,800	MGM China Holdings Ltd (a)	103,017
65,600	Mitsubishi Corp (a)(d)	1,200,488
6,000	Mitsubishi Logistics Corp (a)(b)	87,263
30,800	Mitsubishi Motors Corp (a)	281,372
81,100	Mitsui & Co Ltd (a)	1,086,183
7,266	Next PLC (a)	770,046
13,000	NGK Insulators Ltd (a)	266,478
8,300	NGK Spark Plug Co Ltd (a)	252,199
7,300	NHK Spring Co Ltd (a)	63,520
5,000	Nintendo Co Ltd (a)	521,788

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Cyclical — (continued)
118,100	Nissan Motor Co Ltd (a)	$1,030,041
3,100	Nitori Holdings Co Ltd (a)	166,558
4,800	NOK Corp (a)	122,177
5,974	Nokian Renkaat OYJ (a)	145,727
2,400	Oriental Land Co Ltd (a)	553,474
105,000	Panasonic Corp (a)(d)	1,236,736
5,666	Pandora A/S (a)	459,270
14,340	Persimmon PLC (a)	350,017
18,541	Peugeot SA (a)(b)	227,172
11,635	Pirelli & C SpA (a)	156,926
7,468	Porsche Automobil Holding SE (a)	603,958
20,254	Qantas Airways Ltd (a)(b)	39,340
9,359	Renault SA (a)	681,677
12,841	Rexel SA (a)	230,061
117,600	Sands China Ltd (a)	572,494
2,100	Sankyo Co Ltd (a)	72,038
2,900	Sanrio Co Ltd (a)(c)	71,652
9,900	Sega Sammy Holdings Inc (a)	126,662
21,000	Sekisui Chemical Co Ltd (a)	252,650
27,300	Sekisui House Ltd (a)(c)	359,213
62,000	Shangri-La Asia Ltd (a)	84,958
79,000	Sharp Corp (a)(b)(c)	174,771
1,200	Shimamura Co Ltd (a)	103,556
3,800	Shimano Inc (a)	492,182
26,000	Singapore Airlines Ltd (a)(b)	226,810
88,000	SJM Holdings Ltd (a)	139,119
4,507	Sodexo (a)	441,166
49,800	Sony Corp (a)(b)	1,016,381
12,968	Sports Direct International PLC (a)(b)	142,557
7,500	Stanley Electric Co Ltd (a)	161,951
53,100	Sumitomo Corp (a)	545,374
35,500	Sumitomo Electric Industries Ltd (a)	443,369
8,100	Sumitomo Rubber Industries Ltd (a)	120,415
17,800	Suzuki Motor Corp (a)	533,419
2,562	Swatch Group AG	221,617
1,500	Swatch Group AG (a)	666,385
35,303	Tabcorp Holdings Ltd (a)	119,173
14,000	Takashimaya Co Ltd (a)	111,786
71,682	Tatts Group Ltd (a)	201,606
5,500	Toho Co Ltd (a)	124,792
72,000	Toray Industries Inc (a)	575,279
3,800	Toyoda Gosei Co Ltd (a)(b)	76,434
7,700	Toyota Industries Corp (a)	394,638
130,700	Toyota Motor Corp (a)(d)	8,144,883
10,400	Toyota Tsusho Corp (a)	241,591
11,562	Travis Perkins PLC (a)	332,622
10,556	TUI AG (b)	172,433
11,836	TUI AG (a)	195,369
10,200	USS Co Ltd (a)	156,720
3,554	Valeo SA (a)	442,226
1,388	Volkswagen AG (a)	300,924
72,752	Volvo AB Class B (a)	784,521
8,844	Whitbread PLC (a)	654,375
42,994	William Hill PLC (a)	241,521
12,949	Wolseley PLC (a)	740,118
80,400	Wynn Macau Ltd (a)(c)	224,304
38,900	Yamada Denki Co Ltd (a)(c)	130,514
8,900	Yamaha Corp (a)	131,185
13,400	Yamaha Motor Co Ltd (a)	268,098

Shares		Fair Value

Consumer, Cyclical — (continued)
11,000	Yokohama Rubber Co Ltd (a)	$100,159
35,000	Yue Yuen Industrial Holdings Ltd (a)	125,853

		71,831,507

Consumer, Non-cyclical — 22.79%
19,891	Abertis Infraestructuras SA (a)	394,435
4,853	Actelion Ltd (a)	558,683
8,035	Adecco SA (a)	552,320
12,104	Aggreko PLC (a)	282,078
27,000	Ajinomoto Co Inc (a)	502,656
8,400	Alfresa Holdings Corp (a)(b)	101,438
38,403	Anheuser-Busch InBev NV (a)	4,321,937
4,105	Aryzta AG (a)	315,467
18,300	Asahi Group Holdings Ltd (a)	566,153
23,682	Ashtead Group PLC (a)	420,226
17,312	Associated British Foods PLC (a)	846,101
102,200	Astellas Pharma Inc (a)(d)	1,422,839
60,296	AstraZeneca PLC (a)	4,258,292
19,449	Atlantia SpA (a)	452,034
11,379	Babcock International Group PLC (a)	186,238
118	Barry Callebaut AG (a)	120,977
39,506	Bayer AG (a)	5,385,016
4,736	Beiersdorf AG (a)	384,536
2,800	Benesse Holdings Inc (a)	83,084
76,160	Brambles Ltd (a)	656,060
89,035	British American Tobacco PLC (a)	4,824,211
15,731	Bunzl PLC (a)	429,799
11,070	Bureau Veritas SA (a)	245,267
3,600	Calbee Inc (a)	124,008
32,236	Capita PLC (a)	540,024
5,026	Carlsberg A/S Class B (a)	385,996
29,641	Carrefour SA (a)	902,020
2,659	Casino Guichard Perrachon SA (a)	244,534
2,847	Celesio AG (a)	91,761
11,400	Chugai Pharmaceutical Co Ltd (a)	279,908
26,796	Coca-Cola Amatil Ltd (a)	202,312
9,429	Coca-Cola HBC AG (a)	180,182
2,546	Cochlear Ltd (a)	160,619
5,230	Coloplast A/S Class B (a)	437,670
3,682	Colruyt SA (a)	171,175
22,600	CSL Ltd (a)	1,587,553
26,000	Dai Nippon Printing Co Ltd (a)	234,170
31,300	Daiichi Sankyo Co Ltd (a)	437,660
27,608	Danone SA (a)	1,804,962
4,815	Delhaize Group SA (a)	350,655
119,927	Diageo PLC (a)	3,434,635
31,001	Distribuidora Internacional de Alimentacion SA (a)	210,066
10,258	Edenred (a)	283,696
11,900	Eisai Co Ltd (a)	460,211
16,547	Elekta AB Class B (c)	169,173
9,711	Essilor International SA (a)	1,082,967
48,315	Experian PLC (a)	813,697
113,500	First Pacific Co Ltd (a)	112,081
10,519	Fresenius Medical Care AG & Co (a)(b)	785,107
17,967	Fresenius SE (a)	934,179

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Non-cyclical — (continued)
75,099	G4S PLC (a)	$323,833
9,789	Getinge AB Class B (a)	222,919
231,650	GlaxoSmithKline PLC (a)	4,967,929
376,000	Golden Agri-Resources Ltd (a)	130,133
7,439	Grifols SA (a)	296,843
48,572	Healthscope Ltd (a)(b)	107,308
4,734	Heineken Holding NV (a)	296,356
11,188	Heineken NV (a)	794,436
5,519	Henkel AG & Co KGaA (a)	534,619
2,300	Hisamitsu Pharmaceutical Co Inc (a)	72,526
4,081	ICA Gruppen AB (a)(c)	158,907
45,622	Imperial Tobacco Group PLC (a)	2,007,553
7,799	Intertek Group PLC (a)	282,141
4,005	ISS A/S (a)(b)	114,955
59,025	J Sainsbury PLC (a)	225,307
52,400	Japan Tobacco Inc (a)(d)	1,442,194
12,442	Jeronimo Martins SGPS SA (a)	124,674
24,500	Kao Corp (a)	966,147
7,466	Kerry Group PLC Class A (a)	515,799
7,000	Kikkoman Corp (a)	171,563
38,700	Kirin Holdings Co Ltd (a)	480,882
42,377	Koninklijke Ahold NV (a)	753,163
11,000	Kyowa Hakko Kirin Co Ltd (a)	103,583
11,981	L’Oreal SA (a)	2,005,288
48	Lindt & Spruengli AG (a)	501,122
5,800	Medipal Holdings Corp (a)	67,742
3,000	MEIJI Holdings Co Ltd (a)	272,938
6,321	Merck KGaA (a)	594,861
41,029	Metcash Ltd (a)(c)	61,834
7,540	Metro AG (a)(b)	230,481
2,500	Miraca Holdings Inc (a)	107,547
9,900	Mitsubishi Tanabe Pharma Corp (a)	145,120
154,163	Nestle SA (a)	11,238,639
8,000	NH Foods Ltd (a)	175,026
10,725	Nisshin Seifun Group Inc (a)	103,828
2,700	Nissin Foods Holdings Co Ltd (a)	128,690
109,958	Novartis AG (a)	10,197,887
95,839	Novo Nordisk A/S Class B (a)	4,053,969
11,500	Olympus Corp (a)(b)	402,849
3,900	Ono Pharmaceutical Co Ltd (a)	345,288
4,660	Orion OYJ Class B (a)	144,929
40,530	Orkla ASA (a)	275,907
18,400	Otsuka Holdings Co Ltd (a)	551,654
5,500	Park24 Co Ltd (a)	80,967
10,093	Pernod Ricard SA (a)	1,121,715
11,808	Qiagen NV (a)(b)	275,045
6,381	Ramsay Health Care Ltd (a)	295,812
6,154	Randstad Holding NV (a)	296,109
31,000	Reckitt Benckiser Group PLC (a)	2,508,407
6,900	Recruit Holdings Co Ltd (b)	198,163
980	Remy Cointreau SA (a)	65,385
33,581	Roche Holding AG (a)	9,098,511
16,729	Ryman Healthcare Ltd (a)	110,968
46,127	SABMiller PLC (a)(b)	2,404,301
56,811	Sanofi (a)	5,179,499
3,300	Santen Pharmaceutical Co Ltd (a)	177,655
9,900	Secom Co Ltd (a)	568,801
15,409	Securitas AB Class B (a)	186,413
35,800	Seven & i Holdings Co Ltd (a)(d)	1,287,774

Shares		Fair Value

Consumer, Non-cyclical — (continued)
267	SGS SA (a)	$545,206
10,000	Shimadzu Corp (a)	101,720
14,000	Shionogi & Co Ltd (a)	361,702
28,103	Shire PLC (a)	1,992,069
17,100	Shiseido Co Ltd (a)	239,817
43,441	Smith & Nephew PLC (a)	782,694
1,353	Societe BIC SA	179,847
17,645	Sonic Healthcare Ltd (a)	265,461
2,651	Sonova Holding AG (a)	389,460
7,400	Sumitomo Dainippon Pharma Co Ltd (a)	71,661
7,200	Suntory Beverage & Food Ltd (a)	248,755
3,600	Suzuken Co Ltd (a)	99,444
28,580	Svenska Cellulosa AB SCA Class B (a)	616,148
9,551	Swedish Match AB (a)	299,276
6,800	Sysmex Corp (a)	301,801
1,700	Taisho Pharmaceutical Holdings Co Ltd (a)	103,871
37,600	Takeda Pharmaceutical Co Ltd (a)(d)	1,556,557
23,877	Tate & Lyle PLC (a)	223,530
14,600	Terumo Corp (a)	331,365
386,091	Tesco PLC (a)	1,125,430
40,863	Teva Pharmaceutical Industries Ltd (a)	2,342,467
28,000	Toppan Printing Co Ltd (a)	181,929
4,000	Toyo Suisan Kaisha Ltd (a)	128,796
85,627	Transurban Group (a)	596,711
30,724	Treasury Wine Estates Ltd (a)	118,588
5,959	UCB SA (a)	453,108
17,800	Unicharm Corp (a)	426,650
77,742	Unilever NV (a)	3,041,099
61,220	Unilever PLC (a)	2,486,316
54,165	Wesfarmers Ltd (a)	1,833,900
158,000	WH Group Ltd (a)(b)	90,104
910	William Demant Holding A/S (b)	69,228
99,000	Wilmar International Ltd (a)	241,227
102,346	WM Morrison Supermarkets PLC (a)	291,862
59,973	Woolworths Ltd (a)	1,490,306
4,300	Yakult Honsha Co Ltd (a)	226,975
6,000	Yamazaki Baking Co Ltd (a)(b)	74,036

		138,214,878

Diversified — 0.60%
26,100	Bollore SA (a)(b)(c)	118,862
8,588	GEA Group AG (a)(b)	377,583
101,000	Hutchison Whampoa Ltd (a)	1,154,589
7,414	Industrivarden AB Class C (a)(b)	128,693
68,300	Keppel Corp Ltd (a)	455,245
228,000	Noble Group Ltd (a)	194,515
65,000	NWS Holdings Ltd (a)	119,226
30,000	Swire Pacific Ltd (a)	389,414
1,650	Wendel SA (a)	184,873
71,300	Wharf Holdings Ltd (a)	511,869

		3,634,869

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Energy — 5.49%
18,596	AMEC PLC (a)	$245,449
38,788	APA Group (a)	234,485
162,649	BG Group PLC (a)	2,176,274
880,141	BP PLC (a)	5,586,091
6,083	Caltex Australia Ltd (a)	168,785
121,296	Eni SpA (a)	2,124,686
17,835	Galp Energia SGPS SA (a)	181,115
4,100	Idemitsu Kosan Co Ltd (a)	67,705
42,900	Inpex Corp (a)	477,604
110,400	JX Holdings Inc (a)	429,633
3,427	Koninklijke Vopak NV (a)	177,800
9,916	Lundin Petroleum AB (a)(b)(c)	141,902
5,921	Neste Oil OYJ	143,724
7,239	OMV AG (a)	192,220
12,159	Petrofac Ltd (a)	132,366
49,321	Repsol SA (a)	923,333
188,391	Royal Dutch Shell PLC Class A (a)	6,285,705
116,531	Royal Dutch Shell PLC Class B (a)	4,025,376
13,282	Saipem SpA (a)(b)	139,231
47,851	Santos Ltd (a)	319,634
18,458	Seadrill Ltd ADR (a)	213,562
10,500	Showa Shell Sekiyu KK (a)(c)	103,430
52,985	Statoil ASA (a)	932,898
13,207	Subsea 7 SA (a)	135,146
4,771	Technip SA (a)	284,197
13,000	TonenGeneral Sekiyu KK (a)(c)	110,976
102,255	Total SA (a)	5,238,744
16,853	Transocean Ltd (a)(c)	309,250
42,270	Tullow Oil PLC (a)	272,338
11,089	Vestas Wind Systems A/S (a)(b)	402,716
35,238	Woodside Petroleum Ltd (a)	1,089,817

		33,266,192

Financial — 25.01%
47,261	3i Group PLC (a)	329,468
45,844	Aberdeen Asset Management PLC (a)	306,257
16,900	Acom Co Ltd (a)(b)(c)	51,593
9,959	Admiral Group PLC (a)	204,156
86,308	Aegon NV (a)	648,690
5,700	AEON Financial Service Co Ltd (a)(c)	112,580
4,710	Aeon Mall Co Ltd (a)	83,466
10,298	Ageas (a)	366,148
574,800	AIA Group Ltd (a)	3,170,291
21,795	Allianz SE (a)	3,609,833
143,947	AMP Ltd (a)	641,106
59,000	Aozora Bank Ltd (a)	182,637
92,000	Ascendas REIT (a)	165,025
55,509	Assicurazioni Generali SpA (a)	1,139,761
9,383	ASX Ltd (a)	279,937
131,586	Australia & New Zealand Banking Group Ltd (a)	3,423,862
140,073	Aviva PLC (a)	1,052,207
86,580	AXA SA (a)	1,995,071
2,306	Baloise Holding AG (a)	294,733
201,818	Banca Monte dei Paschi di Siena SpA (a)(b)(c)	114,970

Shares		Fair Value

Financial — (continued)
283,229	Banco Bilbao Vizcaya Argentaria SA (a)	$2,674,937
1,406,070	Banco Comercial Portugues SA (a)(b)	110,335
162,733	Banco de Sabadell SA (a)	430,586
106,001	Banco Espirito Santo SA (a)(b)	837
17,194	Banco Popolare SC (a)(b)	206,874
84,094	Banco Popular Espanol SA (a)	419,195
590,375	Banco Santander SA (a)(b)	4,955,097
52,812	Bank Hapoalim BM (a)	248,329
59,999	Bank Leumi Le-Israel BM (a)(b)	204,969
62,400	Bank of East Asia Ltd (a)	250,600
1,343,852	Bank of Ireland (a)(b)	504,337
16,000	Bank of Kyoto Ltd (a)	133,754
16,709	Bank of Queensland Ltd (a)	164,616
55,000	Bank of Yokohama Ltd (a)	298,721
215,741	Bankia SA (a)(b)	320,145
34,433	Bankinter SA (a)	276,626
783,622	Barclays PLC (a)	2,945,296
20,351	Bendigo & Adelaide Bank Ltd (a)	211,608
50,550	BNP Paribas SA (a)	2,984,180
175,000	BOC Hong Kong Holdings Ltd (a)	583,125
47,061	British Land Co PLC REIT (a)	567,128
108,268	CaixaBank SA (a)	567,311
110,000	CapitaCommercial Trust REIT (a)	145,228
124,000	CapitaLand Ltd (a)	308,308
125,000	CapitaMall Trust REIT (a)(b)	191,921
66,000	Cheung Kong Holdings Ltd (a)	1,105,290
38,000	Chiba Bank Ltd (a)(b)	249,010
8,200	Chugoku Bank Ltd (a)	111,774
7,700	CNP Assurances (a)	136,507
47,082	Commerzbank AG (a)(b)	617,557
77,452	Commonwealth Bank of Australia (a)	5,381,270
3,453	Corio NV REIT (a)	169,100
48,744	Credit Agricole SA (a)	629,215
6,800	Credit Saison Co Ltd (a)	126,456
72,757	Credit Suisse Group AG (a)	1,827,747
51,100	Dai-ichi Life Insurance Co Ltd (a)	775,690
3,500	Daito Trust Construction Co Ltd (a)	397,033
81,000	Daiwa Securities Group Inc (a)	634,241
31,101	Danske Bank A/S (a)	840,842
82,000	DBS Group Holdings Ltd (a)	1,269,469
256	Delek Group Ltd (a)	64,212
9,542	Delta Lloyd NV (a)	209,833
11,476	Deutsche Annington Immobilien SE (a)(c)	389,630
65,744	Deutsche Bank AG (a)	1,968,667
9,402	Deutsche Boerse AG (a)	668,126
13,875	Deutsche Wohnen AG (a)	327,308
41,765	Dexus Property Group REIT (a)	236,425
69,766	Direct Line Insurance Group PLC (a)	315,539
47,416	DNB ASA (a)	699,416
14,184	Erste Group Bank AG (a)	329,902
1,886	Eurazeo SA (a)	132,088
5,036	Exor SpA (a)	206,637
63,345	Federation Centres REIT (a)	147,484
1,503	Fonciere Des Regions REIT (a)	138,916
66,604	Friends Life Group Ltd (a)	378,157

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
36,000	Fukuoka Financial Group Inc (a)	$185,597
1,476	Gecina SA (a)(b)	184,261
10,169	Gjensidige Forsikring ASA (a)	165,932
160,000	Global Logistic Properties Ltd (a)	298,304
81,995	Goodman Group REIT (a)	378,726
84,791	GPT Group REIT (a)	300,079
3,887	Groupe Bruxelles Lambert SA (a)	331,641
20,000	Gunma Bank Ltd (a)	129,790
20,000	Hachijuni Bank Ltd (a)(b)	128,472
37,787	Hammerson PLC REIT (a)	353,580
108,000	Hang Lung Properties Ltd (a)	301,288
37,300	Hang Seng Bank Ltd (a)	619,944
2,956	Hannover Rueck SE (a)	266,666
10,728	Hargreaves Lansdown PLC (a)	167,694
49,640	Henderson Land Development Co Ltd (a)	345,011
24,000	Hiroshima Bank Ltd (a)	114,231
65,000	Hokuhoku Financial Group Inc (a)	131,075
52,700	Hong Kong Exchanges & Clearing (a)(b)	1,163,444
915,259	HSBC Holdings PLC (a)	8,647,573
10,300	Hulic Co Ltd (a)(b)(c)	102,971
30,000	Hysan Development Co Ltd (a)	133,140
1,695	ICADE REIT (a)	135,622
27,280	ICAP PLC (a)	190,978
42,648	IMMOFINANZ AG (a)(b)	107,410
183,987	ING Groep NV (a)(b)	2,377,056
114,152	Insurance Australia Group Ltd (a)(b)	579,609
47,204	Intesa Sanpaolo RNC (a)(b)	116,310
554,299	Intesa Sanpaolo SpA (a)	1,607,971
47,183	Intu Properties PLC REIT (a)	243,861
26,146	Investec PLC (a)	218,857
11,670	Investment AB Kinnevik Class B (a)	379,499
22,137	Investor AB Class B (a)	804,853
136	Israel Corp Ltd (a)(b)	64,369
11,000	Iyo Bank Ltd (a)	119,138
12,100	Japan Exchange Group Inc (a)	282,065
37	Japan Prime Realty Investment Corp REIT (a)	128,740
63	Japan Real Estate Investment Corp REIT (a)	303,551
119	Japan Retail Fund Investment Corp REIT (a)	251,481
34,000	Joyo Bank Ltd (a)	168,364
10,689	Julius Baer Group Ltd (a)	488,038
12,201	KBC Groep NV (a)(b)	680,940
36,000	Keppel Land Ltd (a)	92,741
33,000	Kerry Properties Ltd (a)	119,047
5,153	Klepierre REIT (a)	221,261
37,410	Land Securities Group PLC REIT (a)	671,889
282,146	Legal & General Group PLC (a)	1,088,971
26,376	Lend Lease Group (a)	351,299
112,500	Link REIT	704,335
2,725,334	Lloyds Banking Group PLC (a)(b)	3,205,283
10,880	London Stock Exchange Group PLC (a)	374,202
14,051	Macquarie Group Ltd (a)	662,601
45,059	Mapfre SA (a)	152,299
131,967	Medibank Private Ltd (b)	259,648

Shares		Fair Value

Financial — (continued)

30,901	Mediobanca SpA (a)	$251,088
186,151	Mirvac Group REIT (a)	269,277
60,000	Mitsubishi Estate Co Ltd (a)(d)	1,264,253
608,700	Mitsubishi UFJ Financial Group Inc (a)(d)	3,344,337
24,600	Mitsubishi UFJ Lease & Finance Co Ltd (a)	115,690
45,000	Mitsui Fudosan Co Ltd (a)(d)	1,206,700
5,425	Mizrahi Tefahot Bank Ltd (a)(b)	56,775
1,099,700	Mizuho Financial Group Inc (a)(d)	1,843,431
24,800	MS&AD Insurance Group Holdings Inc (a)	587,716
8,238	Muenchener Rueckversicherungs AG (a)	1,640,499
112,898	National Australia Bank Ltd (a)	3,078,760
47,612	Natixis SA (a)	314,174
258,000	New World Development Co Ltd (a)	296,186
67	Nippon Building Fund Inc REIT (a)	336,347
74	Nippon Prologis REIT Inc (a)	160,673
6,376	NN Group NV (a)(b)	190,346
172,500	Nomura Holdings Inc (a)	976,183
6,400	Nomura Real Estate Holdings Inc (a)	109,520
144,672	Nordea Bank AB (a)(b)	1,674,692
99,874	Novion Property Group REIT (a)	171,666
4,400	NTT Urban Development Corp (a)	44,311
238,293	Old Mutual PLC (a)	701,922
64,300	ORIX Corp (a)	809,074
138,379	Oversea-Chinese Banking Corp Ltd (a)	1,088,763
1,445	Pargesa Holding SA (a)	111,505
834	Partners Group Holding AG (a)	242,642
122,463	Prudential PLC (a)	2,830,338
63,390	QBE Insurance Group Ltd (a)	575,606
4,899	Raiffeisen Bank International AG (a)	74,857
2,402	REA Group Ltd (a)	88,067
107,700	Resona Holdings Inc (a)	544,047
119,769	Royal Bank of Scotland Group PLC (a)(b)	728,514
48,643	RSA Insurance Group PLC (a)(b)	328,337
21,233	Sampo Class A (a)	994,013
252,210	Scentre Group REIT (a)(b)	714,555
6,374	Schroders PLC (a)	264,820
7,385	SCOR SE (a)	223,769
38,057	Segro PLC REIT (a)	217,958
6,400	Seibu Holdings Inc (a)(c)	130,482
28,200	Seven Bank Ltd (a)	118,369
81,000	Shinsei Bank Ltd (a)	140,974
27,000	Shizuoka Bank Ltd (a)(b)	246,896
40,000	Singapore Exchange Ltd (a)	235,165
154,800	Sino Land Co Ltd (a)	248,501
72,094	Skandinaviska Enskilda Banken AB (a)	915,490
34,495	Societe Generale SA Class A (a)	1,443,626
16,450	Sompo Japan Nipponkoa Holdings Inc (a)	413,680
8,900	Sony Financial Holdings Inc (a)	131,054
117,665	Standard Chartered PLC (a)	1,759,607
116,242	Standard Life PLC (a)	719,858

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
110,261	Stockland (a)(b)	$368,479
60,700	Sumitomo Mitsui Financial Group Inc (a)(d)	2,194,470
161,860	Sumitomo Mitsui Trust Holdings Inc (a)	619,971
17,000	Sumitomo Realty & Development Co Ltd (a)	579,176
78,000	Sun Hung Kai Properties Ltd (a)	1,181,735
62,503	Suncorp Group Ltd (a)	714,021
106,000	Suntec REIT (a)	156,807
9,000	Suruga Bank Ltd (a)	165,393
23,724	Svenska Handelsbanken AB Class A (a)	1,109,996
43,032	Swedbank AB Class A (a)	1,067,664
53,000	Swire Properties Ltd (a)	155,948
1,508	Swiss Life Holding AG (a)(b)	356,418
2,946	Swiss Prime Site AG	216,313
16,762	Swiss Re AG (a)	1,404,182
27,900	T&D Holdings Inc (a)	334,461
32,900	Tokio Marine Holdings Inc (a)	1,068,516
20,000	Tokyo Tatemono Co Ltd (a)	145,553
21,300	Tokyu Fudosan Holdings Corp (a)	147,786
980	Tryg A/S (a)	109,502
174,279	UBS Group AG (b)	2,995,804
4,661	Unibail-Rodamco SE REIT (a)	1,195,716
209,254	UniCredit SpA (a)	1,340,404
40,411	Unione di Banche Italiane SCpA (a)	289,031
45,486	UnipolSai SpA (a)	122,465
61,000	United Overseas Bank Ltd (a)	1,125,697
113	United Urban Investment Corp REIT (a)	177,876
22,000	UOL Group Ltd (a)(b)	115,011
2,140	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)(b)	95,645
96,178	Westfield Corp REIT (a)	705,020
148,452	Westpac Banking Corp (a)	3,992,735
42,000	Wheelock & Co Ltd (a)	195,003
10,000	Yamaguchi Financial Group Inc (a)	102,772
7,125	Zurich Insurance Group AG (a)	2,226,579

		151,712,364

Industrial — 11.19%
104,854	ABB Ltd (a)	2,218,516
8,738	ACS Actividades de Construccion y Servicios SA (a)	304,564
1,359	Aeroports de Paris (a)	164,337
27,993	Airbus Group NV (a)	1,383,921
15,621	Alfa Laval AB (a)	295,390
18,621	ALS Ltd (a)(c)	80,662
10,132	Alstom SA (a)(b)	326,784
17,000	Amada Co Ltd (a)	145,669
58,872	Amcor Ltd (a)	647,730
3,774	Andritz AG (a)	207,481
180	AP Moeller - Maersk A/S Class A (a)	344,453
347	AP Moeller - Maersk A/S Class B (a)	690,166
51,000	Asahi Glass Co Ltd (a)(c)	248,277

Shares		Fair Value

Industrial — (continued)
46,479	Asciano Ltd (a)	$227,619
16,215	Assa Abloy AB Class B (a)	856,420
31,868	Atlas Copco AB Class A (a)	886,748
19,145	Atlas Copco AB Class B (a)	490,070
48,826	Auckland International Airport Ltd (a)	160,656
105,407	Aurizon Holdings Ltd (a)	394,462
149,984	BAE Systems PLC (a)	1,096,632
34,826	Boral Ltd (a)	149,451
7,835	Bouygues SA (a)	282,908
12,200	Brother Industries Ltd (a)	221,154
10,600	Casio Computer Co Ltd (a)(c)	162,152
6,800	Central Japan Railway Co (a)	1,019,159
30,000	Cheung Kong Infrastructure Holdings Ltd (a)	220,613
6,000	Chiyoda Corp (a)	49,710
21,567	Cie de St-Gobain (a)	913,599
45,500	CNH Industrial NV (a)	368,327
52,675	Cobham PLC (a)	264,351
96,000	ComfortDelGro Corp Ltd (a)	187,864
35,893	CRH PLC (a)	863,066
11,400	Daikin Industries Ltd (a)	731,014
46,073	Deutsche Post AG (a)	1,495,621
8,379	DSV A/S (a)	255,132
15,900	East Japan Railway Co (a)(d)	1,198,396
9,100	FANUC Corp (a)(d)	1,500,412
20,190	Ferrovial SA (a)(b)	399,120
20,903	Finmeccanica SpA (a)(b)	194,290
32,118	Fletcher Building Ltd (a)	206,929
1,700	Fraport AG Frankfurt Airport Services Worldwide (a)	98,093
24,000	Fuji Electric Co Ltd (a)	95,685
22,500	FUJIFILM Holdings Corp (a)	686,555
1,843	Geberit AG (a)	623,492
23,865	Groupe Eurotunnel SA (a)	308,102
3,700	Hamamatsu Photonics KK (a)(c)	176,131
58,000	Hankyu Hanshin Holdings Inc (a)(b)	311,118
6,729	HeidelbergCement AG (a)	474,934
12,566	Hexagon AB Class B (a)	387,655
1,300	Hirose Electric Co Ltd (a)(b)	150,830
5,100	Hitachi Construction Machinery Co Ltd (a)	107,830
230,000	Hitachi Ltd (a)(d)	1,697,576
11,125	Holcim Ltd (a)	795,261
20,600	Hoya Corp (a)	696,792
18,644	Husqvarna AB Class B (a)	137,042
258,000	Hutchison Port Holdings Trust (a)	177,313
6,000	Ibiden Co Ltd (a)	88,597
67,000	IHI Corp (a)	339,319
1,552	Imerys SA (a)	114,182
12,640	IMI PLC (a)	247,093
20,670	James Hardie Industries PLC (a)	220,658
13,600	Japan Display Inc (a)(b)	41,507
9,000	JGC Corp (a)	185,281
38,000	Kajima Corp (a)	156,269
11,000	Kamigumi Co Ltd (a)	97,986
72,000	Kawasaki Heavy Industries Ltd (a)	327,423
22,000	Keihan Electric Railway Co Ltd (a)(b)	117,728
24,000	Keikyu Corp (a)	177,571

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Industrial — (continued)
27,000	Keio Corp (a)(b)	$194,227
13,000	Keisei Electric Railway Co Ltd (a)(b)	158,073
2,190	Keyence Corp (a)	975,853
88,000	Kintetsu Corp (a)	289,336
44,400	Komatsu Ltd (a)	981,592
14,810	Kone OYJ Class B (a)	674,268
22,300	Konica Minolta Inc (a)	242,981
3,915	Koninklijke Boskalis Westminster NV (a)	214,171
45,515	Koninklijke Philips NV (a)	1,319,301
53,000	Kubota Corp (a)	769,283
2,604	Kuehne + Nagel International AG (a)	353,715
4,400	Kurita Water Industries Ltd (a)	91,749
15,600	Kyocera Corp (a)	713,850
9,105	Lafarge SA (a)	639,174
12,929	Legrand SA (a)	678,233
4,727	Leighton Holdings Ltd (a)	86,072
12,300	LIXIL Group Corp (a)	258,863
2,600	Mabuchi Motor Co Ltd (a)	103,200
5,900	Makita Corp (a)	265,866
1,742	MAN SE Class A (a)	194,005
1,800	Maruichi Steel Tube Ltd (a)	38,310
40,577	Meggitt PLC (a)	326,098
54,911	Melrose Industries PLC (a)	227,217
5,063	Metso OYJ (a)	151,585
15,000	Minebea Co Ltd (a)(b)	221,518
92,000	Mitsubishi Electric Corp (a)	1,092,781
144,000	Mitsubishi Heavy Industries Ltd (a)	794,677
48,000	Mitsui OSK Lines Ltd (a)	142,212
68,000	MTR Corp Ltd (a)	278,206
9,600	Murata Manufacturing Co Ltd (a)	1,047,562
6,000	Nabtesco Corp (a)	145,012
40,000	Nagoya Railroad Co Ltd (a)	148,929
128,000	NEC Corp (a)	371,968
10,300	Nidec Corp (a)	665,232
16,300	Nikon Corp (a)(c)	216,577
18,000	Nippon Electric Glass Co Ltd (a)	80,996
44,000	Nippon Express Co Ltd (a)	222,982
73,000	Nippon Yusen KK (a)	206,189
22,000	NSK Ltd (a)(c)	259,748
33,000	Obayashi Corp (a)	212,725
29,000	Odakyu Electric Railway Co Ltd (a)	256,886
9,600	Omron Corp (a)	429,461
4,107	OSRAM Licht AG (a)(b)	161,241
9,123	Prysmian SpA (a)	166,256
32,751	Rexam PLC (a)	230,517
1,800	Rinnai Corp (a)	120,946
89,709	Rolls-Royce Holdings PLC (a)	1,204,446
32,738	Royal Mail PLC (a)	218,241
12,850	Safran SA (a)	792,782
52,028	Sandvik AB (a)	505,873
910	Schindler Holding AG	130,523
2,134	Schindler Holding AG (a)	308,073
25,026	Schneider Electric SE (a)	1,822,629
49,000	Sembcorp Industries Ltd (a)	164,102
38,000	Sembcorp Marine Ltd (a)(c)	93,240
30,000	Shimizu Corp Class A (a)	203,762
37,866	Siemens AG (a)	4,248,722

Shares		Fair Value

Industrial — (continued)
106	Sika AG (a)	$312,694
77,000	Singapore Technologies Engineering Ltd (a)	197,089
18,286	Skanska AB Class B (a)	392,608
18,610	SKF AB Class B (a)	392,029
2,700	SMC Corp (a)(c)	708,005
19,535	Smiths Group PLC (a)	331,874
1,282	Sulzer AG (a)	137,137
28,000	Sumitomo Heavy Industries Ltd (a)	150,612
56,203	Sydney Airport (a)	215,173
55,000	Taiheiyo Cement Corp (a)	172,556
48,000	Taisei Corp (a)(b)	272,257
62,500	Techtronic Industries Co (a)	200,505
22,114	Tenaris SA (a)	334,162
4,421	Thales SA (a)	239,209
5,500	THK Co Ltd (a)(b)	132,175
21,793	TNT Express NV (a)	145,281
46,000	Tobu Railway Co Ltd (a)(b)	196,703
56,000	Tokyu Corp (a)	347,002
33,375	Toll Holdings Ltd (a)	158,982
195,000	Toshiba Corp (a)	822,374
14,000	TOTO Ltd (a)	162,858
8,900	Toyo Seikan Group Holdings Ltd (a)	110,552
4,882	Umicore SA (a)	196,454
5,206	Vallourec SA (a)	141,092
23,270	Vinci SA (a)	1,270,604
6,917	Wartsila OYJ Abp (a)	309,593
9,906	Weir Group PLC (a)	283,909
8,100	West Japan Railway Co (a)	382,954
9,926	WorleyParsons Ltd (a)	81,308
17,000	Yamato Holdings Co Ltd (a)	336,629
88,000	Yangzijiang Shipbuilding Holdings Ltd (a)	79,747
11,700	Yaskawa Electric Corp (a)	149,446
10,800	Yokogawa Electric Corp (a)	118,509
9,595	Zardoya Otis SA (a)	106,405
8,682	Zodiac Aerospace (a)	292,305

		67,884,676

Technology — 2.43%
8,000	Advantest Corp (a)	99,155
20,160	Amadeus IT Holding SA Class A (a)	802,921
68,294	ARM Holdings PLC (a)	1,048,633
11,400	ASM Pacific Technology Ltd (a)	108,544
17,034	ASML Holding NV (a)	1,840,485
3,772	AtoS (a)	299,707
54,000	Canon Inc (a)(d)	1,716,323
6,750	Cap Gemini SA (a)	482,742
2,100	Colopl Inc (a)	47,192
24,002	Computershare Ltd (a)	229,595
6,222	Dassault Systemes (a)	379,421
88,000	Fujitsu Ltd (a)	469,187
3,981	Gemalto NV (a)(c)	324,900
18,900	GungHo Online Entertainment Inc (a)(b)(c)	68,429
53,264	Infineon Technologies AG (a)	563,634
1,000	Itochu Techno-Solutions Corp (a)	35,284

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Technology — (continued)
4,700	Konami Corp (a)	$86,167
4,500	Nexon Co Ltd (a)	41,949
5,400	Nomura Research Institute Ltd (a)	165,160
5,900	NTT Data Corp (a)	219,803
1,800	Oracle Corp Japan (a)	73,343
2,100	Otsuka Corp (a)	66,588
35,100	Ricoh Co Ltd (a)	354,828
4,500	Rohm Co Ltd (a)	271,140
50,892	Sage Group PLC (a)	367,494
43,974	SAP SE (a)	3,070,641
6,600	Seiko Epson Corp (a)	276,172
32,550	STMicroelectronics NV (a)(c)	242,874
5,900	TDK Corp (a)	347,483
8,400	Tokyo Electron Ltd (a)	636,974

		14,736,768

Utilities — 3.78%
32,166	AGL Energy Ltd	350,838
76,881	AusNet Services (a)	83,060
238,391	Centrica PLC (a)	1,032,207
30,300	Chubu Electric Power Co Inc (a)(b)	356,056
14,100	Chugoku Electric Power Co Inc (a)(b)	184,350
92,000	CLP Holdings Ltd (a)	796,665
20,547	Contact Energy Ltd (a)	102,040
95,311	E.ON SE (a)	1,629,030
110,379	EDP - Energias de Portugal SA (a)	428,012
6,000	Electric Power Development Co Ltd (a)	202,746
11,309	Electricite de France SA (a)	311,320
9,481	Enagas SA (a)	299,041
90,795	Enel Green Power SpA (a)	190,231
313,278	Enel SpA (a)(b)	1,396,446
21,733	Fortum OYJ (a)(b)	471,858
16,478	Gas Natural SDG SA (a)	413,938
68,951	GDF Suez (a)	1,607,875
8,100	Hokuriku Electric Power Co (a)(b)	103,441
307,312	Hong Kong & China Gas Co Ltd (a)	700,162
245,687	Iberdrola SA (a)	1,656,118
33,200	Kansai Electric Power Co Inc (a)(b)	315,835
19,300	Kyushu Electric Power Co Inc (a)(b)	193,293
54,163	Meridian Energy Ltd (a)	73,992
30,200	Mighty River Power Ltd (a)	70,039
179,891	National Grid PLC (a)	2,552,252
53,727	Origin Energy Ltd (a)	508,335
90,000	Osaka Gas Co Ltd (a)	336,146
67,500	Power Assets Holdings Ltd (a)	652,591
5,097	Red Electrica Corp SA (a)	449,309
23,759	RWE AG (a)	733,316
11,834	Severn Trent PLC (a)	368,910
9,400	Shikoku Electric Power Co Inc (a)(b)	114,019
95,614	Snam SpA (a)	473,216
46,358	SSE PLC (a)	1,170,612
15,228	Suez Environnement Co (a)	265,321
70,549	Terna Rete Elettrica Nazionale SpA (a)	320,446
20,000	Toho Gas Co Ltd (a)	97,847
21,200	Tohoku Electric Power Co Inc (a)	246,694
66,800	Tokyo Electric Power Co Inc (a)(b)	271,697

Shares		Fair Value

Utilities — (continued)
110,000	Tokyo Gas Co Ltd (a)	$593,523
32,586	United Utilities Group PLC (a)	462,597
19,971	Veolia Environnement SA (a)	353,744

		22,939,168

TOTAL COMMON STOCK — 97.05% (Cost $555,988,195)		$588,643,340

PREFERRED STOCK
Consumer, Cyclical — 0.32%
2,458	Bayerische Motoren Werke AG (a)	200,818
7,744	Volkswagen AG (a)	1,721,150

		1,921,968

Consumer, Non-cyclical — 0.15%
8,648	Henkel AG & Co KGaA (a)	931,547

Industrial — 0.00% (e)
7,922,160	Rolls-Royce Holdings PLC Class C (a)(b)	12,348

TOTAL PREFERRED STOCK — 0.47% (Cost $2,511,539)		$2,865,863

RIGHTS
Energy — 0.00% (e)
49,321	Repsol SA (b)	27,274

Financial — 0.01%
294,727	Banco Bilbao Vizcaya Argentaria SA (b)	28,174

TOTAL RIGHTS — 0.01% (Cost $27,972)		$55,448

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.49%
$3,000,000	Federal Home Loan Bank 0.03%, 01/16/2015	2,999,963

U.S. Treasury Bonds and Notes — 0.29%
1,740,000	U.S. Treasury Bills (f) 0.09%, 06/04/2015	1,739,367

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — 0.94%
$ 1,350,708	Undivided interest of 1.56% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,350,708 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (g)	$1,350,708

1,350,708	Undivided interest of 1.61% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $1,350,708 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (g)	1,350,708

1,350,708	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $1,350,708 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (g)	1,350,708

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 284,320	Undivided interest of 6.45% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $284,320 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (g)	$284,320

1,350,708	Undivided interest of 7.29% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $1,350,708 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (g)	1,350,708

		5,687,152

TOTAL SHORT TERM INVESTMENTS — 1.72% (Cost $10,426,482)		$10,426,482

TOTAL INVESTMENTS — 99.25% (Cost $568,954,188)		$601,991,133

OTHER ASSETS & LIABILITIES, NET — 0.75%		$4,566,135

TOTAL NET ASSETS — 100.00%		$606,557,268

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2014.
(d)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	165	USD	$14,502,675	March 2015	$(223,178)

At December 31, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	477,172	USD	386,952	March 2015	$ 450
BA	EUR	493,473	USD	607,190	March 2015	(9,642)
BA	GBP	593,071	USD	928,284	March 2015	(4,591)
BA	JPY	56,230,000	USD	478,707	March 2015	(8,878)
BB	GBP	324,100	USD	507,728	March 2015	(2,951)
BB	USD	2,718,216	JPY	325,680,000	March 2015	(3,000)
CIT	AUD	258,700	USD	210,869	March 2015	(838)
CIT	EUR	245,000	USD	304,756	March 2015	(8,084)
CIT	GBP	705,381	USD	1,106,203	March 2015	(7,590)
CIT	JPY	28,130,000	USD	236,895	March 2015	(1,855)
JPM	EUR	754,663	USD	935,624	March 2015	(21,799)
JPM	GBP	673,452	USD	1,055,559	March 2015	(6,674)
RBC	AUD	257,100	USD	208,965	March 2015	(234)
RBC	EUR	572,700	USD	711,038	March 2015	(17,553)
RBC	GBP	46,296	USD	72,061	March 2015	44
RBC	JPY	241,320,000	USD	2,026,347	March 2015	(10,001)
RBC	USD	1,396,690	AUD	1,726,400	March 2015	(4,922)
RBC	USD	3,731,201	EUR	3,041,000	March 2015	48,839
RBC	USD	3,655,899	GBP	2,342,300	March 2015	7,827
RBS	EUR	754,664	USD	934,266	March 2015	(20,440)
UBS	EUR	220,500	USD	272,491	March 2015	(5,486)
WES	AUD	733,428	USD	603,318	March 2015	(7,870)

					Net Depreciation	$(85,248)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Inc
JPM	JP Morgan
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
UBS	UBS AG
WES	Wespac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2014

Summary of Investments by Country as of December 31, 2014.

Country	Fair Value	Percentage of Fund Investments
Japan	$125,237,764	20.80%
United Kingdom	111,254,907	18.48
Switzerland	58,695,674	9.75
France	56,014,833	9.31
Germany	54,086,596	8.98
Australia	45,043,839	7.48
Netherlands	22,696,055	3.77
Spain	20,475,609	3.40
Hong Kong	18,375,076	3.05
Sweden	18,095,593	3.01
Italy	12,224,039	2.03
United States	11,225,306	1.86
Singapore	9,045,140	1.50
Denmark	8,938,891	1.49
Belgium	7,634,592	1.27
Finland	5,277,266	0.88
Ireland	4,909,626	0.82
Norway	3,564,166	0.59
Israel	3,431,234	0.57
Luxembourg	2,110,486	0.35
Austria	1,220,017	0.20
New Zealand	951,862	0.16
Portugal	844,973	0.14
South Africa	218,857	0.04
Bermuda	213,562	0.04
Mexico	125,423	0.02
China	79,747	0.01

Total	$601,991,133	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West International Index Fund

ASSETS:
Investments in securities, fair value (including $5,253,682 of securities on loan)(a)	$596,303,981
Repurchase agreements, fair value(b)	5,687,152
Cash	9,331,584
Cash denominated in foreign currencies, fair value(c)	163,424
Subscriptions receivable	933,891
Unrealized appreciation on forward foreign currency contracts	57,159
Dividends and interest receivable	922,484

Total Assets	613,399,675

LIABILITIES:
Payable to investment adviser	394,805
Payable upon return of securities loaned	5,687,152
Redemptions payable	517,820
Variation margin on futures contracts	100,223
Unrealized depreciation on forward foreign currency contracts	142,407

Total Liabilities	6,842,407

NET ASSETS	$606,557,268

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,786,999
Paid-in capital in excess of par	568,605,416
Net unrealized appreciation	32,728,024
(Overdistributed) net investment income	(4,074,233)
Accumulated net realized gain	3,511,062

NET ASSETS	$606,557,268

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	57,869,993

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.48

(a) Cost of investments	$563,267,036
(b) Cost of repurchase agreements	$5,687,152
(c) Cost of cash denominated in foreign currencies	$163,919

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West International Index Fund

INVESTMENT INCOME:
Interest	$1,602
Income from securities lending	256,578
Dividends	16,537,665
Foreign withholding tax	(1,806,758)

Total Income	14,989,087

EXPENSES:
Management fees	4,083,809

Total Expenses	4,083,809

NET INVESTMENT INCOME	10,905,278

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,261,319
Net realized gain on futures contracts	1,607,781
Net realized loss on forward foreign currency contracts	(1,369,191)

Net Realized Gain	2,499,909

Net change in unrealized depreciation on investments and foreign currency translations	(50,721,071)
Net change in unrealized depreciation on futures contracts	(713,429)
Net change in unrealized depreciation on forward foreign currency contracts	(22,887)

Net Change in Unrealized Depreciation	(51,457,387)

Net Realized and Unrealized Loss	(48,957,478)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,052,200)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West International Index Fund

OPERATIONS:
Net investment income	$10,905,278	$8,645,757
Net realized gain	2,499,909	1,762,779
Net change in unrealized appreciation (depreciation)	(51,457,387)	73,096,993

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,052,200)	83,505,529

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,262,200)	(10,953,088)
From net realized gains	(965,601)	(1,353,362)

Total Distributions	(11,227,801)	(12,306,450)

CAPITAL SHARE TRANSACTIONS:
Shares sold	289,727,277	215,797,883
Shares issued in reinvestment of distributions	11,227,801	12,306,450
Shares redeemed	(153,385,696)	(118,606,348)

Net Increase in Net Assets Resulting from Capital Share Transactions	147,569,382	109,497,985

Total Increase in Net Assets	98,289,381	180,697,064

NET ASSETS:
Beginning of year	508,267,887	327,570,823

End of year(a)	$606,557,268	$508,267,887

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	25,746,065	20,635,038
Shares issued in reinvestment of distributions	1,053,669	1,092,046
Shares redeemed	(13,578,987)	(11,081,903)

Net Increase	13,220,747	10,645,181

(a) Including (overdistributed) net investment income	$(4,074,233)	$(1,357,181)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West International Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$11.38		$9.63		$8.33		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.22	(b)	0.22	(b)	0.19
Net realized and unrealized gain (loss)	(0.91)		1.81		1.27		(1.67)

Total From Investment Operations	(0.70)		2.03		1.49		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.00)	(c)
From net investment income	(0.18)		(0.25)		(0.19)		(0.19)
From net realized gains	(0.02)		(0.03)		–		–

Total Distributions	(0.20)		(0.28)		(0.19)		(0.19)

NET ASSET VALUE, END OF YEAR	$10.48		$11.38		$9.63		$8.33

TOTAL RETURN(d)	(6.19%)		21.13%		17.92%		(14.77%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$606,557		$508,268		$327,571		$156,576
Ratio of expenses to average net assets	0.70%		0.70%		0.70%		0.70%	(f)
Ratio of net investment income to average net assets	1.87%		2.04%		2.49%		2.50%	(f)
Portfolio turnover rate	10%		6%		7%		4%	(e)

(a)	The Fund’s inception date was January 13, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2014

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$8,077,236	$580,566,104	$—	$588,643,340
Preferred Stock	—	2,853,515	12,348	2,865,863
Rights	55,448	—	—	55,448
Short Term Investments	—	10,426,482	—	10,426,482

Total investments, at fair value	8,132,684	593,846,101	12,348	601,991,133
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	57,160	—	57,160

Total Assets	$8,132,684	$593,903,261	$12,348	$602,048,293

Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$—	$(142,408)	$—	$(142,408)
Futures Contracts(a)	(223,178)	—	—	(223,178)

Total Liabilities	$(223,178)	$(142,408)	$0	$(365,586)

(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)

Basic Materials	$129,240	-
Communications	$1,581,608	$970,086
Consumer, Cyclical	$95,698	$614,210
Consumer, Non-cyclical	$1,016,921	$349,020
Energy	$324,586	$143,724
Financial	$1,026,112	$920,648
Industrial	$723,573	$130,523
Technology	$487,965	-
Utilities	$471,858	-

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of

Annual Report - December 31, 2014

securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$10,262,200	$10,953,088
Long-term capital gain	965,601	1,353,362

	$11,227,801	$12,306,450

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$–	$(3,360,130)	$3,360,130

Annual Report - December 31, 2014

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$248,399
Undistributed long-term capital gains	6,837,637
Net unrealized depreciation on foreign currency	(495)
Capital loss carryforwards	–
Post-October losses	(3,280,961)
Net unrealized appreciation	28,360,273

Tax composition of capital	$32,164,853

At December 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2014, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2014, were as follows:

Post-October Ordinary Losses	Post-October Capital Losses
$(3,280,961)	$–

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$573,630,860

Gross unrealized appreciation on investments	79,548,283
Gross unrealized depreciation on investments	(51,188,010)

Net unrealized appreciation on investments	$28,360,273

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

Annual Report - December 31, 2014

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 199 futures contracts for the reporting period.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $60,840,541 in forward contracts for the reporting period.

Annual Report - December 31, 2014

Valuation of derivative investments as of December 31, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)			Net unrealized depreciation	$(223,178)(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$57,159	Unrealized depreciation on forward foreign currency contracts	$142,407

(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,607,781	Net change in unrealized depreciation on futures contracts	$(713,429)

Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(1,369,191)	Net change in unrealized depreciation on forward foreign currency contracts	$(22,887)

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Captial Management Corportation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $200,673,299 and $57,442,632, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the

Annual Report - December 31, 2014

securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $5,253,682 and received collateral of $5,687,152 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $1,017,753 and has derived gross income from sources within foreign countries amounting to $16,826,372.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West International Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

2

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

3

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f) Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015